Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1) (2) (3)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)	Net Income (Loss) ($)
2024	761,837	901,758	634,704	660,676	(60.00)	10,099,619
2023	488,428	691,300	911,674	1,092,856	(58.85)	(14,243,182)
2022	624,247	547,611	838,098	761,462	(88.71)	(15,233,378)

Named Executive Officers, Footnote [Text Block]		The table below shows for 2024, 2023 and 2022 the “total” compensation for Rob Phythian, our PEO, and our other NEOs from the Summary Compensation Table above; the CAP to those officers calculated using rules required by under Regulation S-K; TSR; and GAAP Net Income (Loss).
Summary Compensation Table (“SCT”) Total Compensation	[1]	$ 761,837	$ 488,428	$ 624,247
Compensation Actually Paid (“CAP”)	[1],[2],[3]	901,758	691,300	547,611
Non-PEO NEO Average Total Compensation Amount	[1]	634,704	911,674	838,098
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 660,676	1,092,856	761,462
Equity Valuation Assumption Difference, Footnote [Text Block]

	2024 - PEO ($)	2023 - PEO ($)	2022 - PEO ($)	2024 - Non-PEO NEOs ($)	2023 - Non-PEO NEOs ($)	2022 - Non-PEO NEOs ($)
Summary Compensation Table (“SCT”) Total Compensation	761,837	488,428	624,247	634,794	911,674	838,098
Deduct equity awards reported in SCT	(108,242)	(105,958)	(130,576)	(35,445)	(94,876)	(157,157)
Add year-end fair value of equity awards in covered fiscal year which are outstanding and unvested as of the end of the covered fiscal year	108,163	164,686	53,940	19,696	144,362	70,034
Add the change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that remain outstanding and unvested as of the end of the covered fiscal year	(110,462)	80,821	—	(76,332)	48,510	10,487
Add the change in fair value from the end of the prior fiscal year to the vest date for awards granted in prior years that vested in the covered year	110,462	51,814	(8,436)	6,052	73,488	—
Add the fair value as of the vesting dates for awards that are granted and vested in the same covered fiscal year	—	11,509	94,350	—	9,698	10,022
Deduct the fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year	—	—	(283,050)	—	—	(912,256)
Add the dollar value of any dividends, dividend equivalents, or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	140,000	—	—	112,000	—	—
Compensation Actually Paid (“CAP”)	901,758	691,300	547,611	660,676	1,092,856	761,462

Total Shareholder Return Amount		$ (60.00)	(58.85)	(88.71)
Net Income (Loss) Attributable to Parent		$ 10,099,619	(14,243,182)	(15,233,378)
PEO Name		Rob Phythian
Additional 402(v) Disclosure [Text Block]		This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by our NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance.
PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total Compensation		$ 761,837	488,428	624,247
Compensation Actually Paid (“CAP”)		901,758	691,300	547,611
Adjustment to compensation amount		140,000
PEO [Member] | Deduct Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(108,242)	(105,958)	(130,576)
PEO [Member] | Add Year-End Fair Value of Equity Awards in Covered Fiscal Year Which are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		108,163	164,686	53,940
PEO [Member] | Add the Change in Fair Value as of the End of the Covered Fiscal Year (From the End of the Prior Fiscal Year) of Any Awards Granted in Prior Years that Remain Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(110,462)	80,821
PEO [Member] | Add the Change in Fair Value from the End of the Prior Fiscal Year to the Vest Date for Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		110,462	51,814	(8,436)
PEO [Member] | Add the Fair Value as of the Vesting Dates for Awards that are Granted and Vested in the Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount			11,509	94,350
PEO [Member] | Deduct the Fair Value at the End of the Prior Fiscal Year for Awards Granted in Prior Years that Forfeited During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				(283,050)
PEO [Member] | Add the Dollar Value of Any Dividends, Dividend Equivalents, or Other Earnings Paid on Stock or Option Awards in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise Reflected in the Fair Value of Such Award or Included in any Other Component of Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		140,000
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total Compensation		634,794	911,674	838,098
Compensation Actually Paid (“CAP”)		660,676	1,092,856	761,462
Adjustment to compensation amount		112,000
Non-PEO NEO [Member] | Deduct Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(35,445)	(94,876)	(157,157)
Non-PEO NEO [Member] | Add Year-End Fair Value of Equity Awards in Covered Fiscal Year Which are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		19,696	144,362	70,034
Non-PEO NEO [Member] | Add the Change in Fair Value as of the End of the Covered Fiscal Year (From the End of the Prior Fiscal Year) of Any Awards Granted in Prior Years that Remain Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(76,332)	48,510	10,487
Non-PEO NEO [Member] | Add the Change in Fair Value from the End of the Prior Fiscal Year to the Vest Date for Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		6,052	73,488
Non-PEO NEO [Member] | Add the Fair Value as of the Vesting Dates for Awards that are Granted and Vested in the Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount			9,698	10,022
Non-PEO NEO [Member] | Deduct the Fair Value at the End of the Prior Fiscal Year for Awards Granted in Prior Years that Forfeited During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				(912,256)
Non-PEO NEO [Member] | Add the Dollar Value of Any Dividends, Dividend Equivalents, or Other Earnings Paid on Stock or Option Awards in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise Reflected in the Fair Value of Such Award or Included in any Other Component of Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		$ 112,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]		In particular, our Compensation Committee does not use CAP as a basis for making compensation decisions, nor does it use GAAP Net Income (Loss) or TSR as performance metrics in any incentive compensation programs for its NEOs. Accordingly, the Company does not expect that CAP of the PEO or average CAP of the Non-PEO NEOs will necessarily bear any relationship to either GAAP Net Income (Loss) or TSR for any particular year. Please refer to the section titled “Executive Compensation and Analysis” for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.

[1]	The individuals comprising SharpLink’s Non-PEO NEOs for each year presented are listed below:
[2]	CAP reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718, Compensation - Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of equity awards as of each grant date.
[3]	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.